Accounts Receivable (Tables)	6 Months Ended
Sep. 30, 2021
Receivables [Abstract]
Schedule of accounts receivable
	September 30, 2021 (Unaudited)	March 31, 2021

Accounts receivable – third parties	$2,996,582	$3,510,261
Accounts receivable – related parties	1,161,504	1,267,547
Total accounts receivable, gross	4,158,086	4,777,808
Less: allowance for doubtful accounts	(275,247)	(270,693)
Accounts receivable, net	$3,882,839	$4,507,115